Form N-1A Cover	Jun. 06, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	SCHWAB STRATEGIC TRUST
Entity Central Index Key	0001454889
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 06, 2025
Prospectus Date	Dec. 20, 2024